Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share) | (per share)	$ 0.03	$ 0.25	$ 0.03	$ 0.25
Ordinary shares, equivalent (in Dollars per share) | (per share)	$ 0.03	$ 0.25	$ 0.03	$ 0.25
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares, shares outstanding	20,000,000	20,000,000	20,000,000	20,000,000